Note 15 - Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about receivables and prepayments [text block]
	Year ended December 31,
	2017	2016
Prepaid expenses and other receivables	36,587	28,278
Government entities	2,085	3,052
Employee advances and loans	12,205	10,458
Advances to suppliers and other advances	25,205	16,088
Government tax refunds on exports	17,353	9,350
Receivables from related parties	28,397	24,742
Derivative financial instruments	8,230	2,759
Miscellaneous	20,122	36,320
	150,184	131,047
Allowance for other doubtful accounts (see Note 23 (i))	(6,255)	(6,332)
	143,929	124,715